Trading Assets	12 Months Ended
Mar. 31, 2020
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Trading Assets
6	TRADING ASSETS
Trading assets at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Debt instruments	¥2,545,703	¥2,480,903
Equity instruments	239,313	286,788

Total trading assets	¥2,785,016	¥2,767,691

Trading debt instruments mainly consist of Japanese government bonds. Trading equity instruments mainly consist of publicly traded Japanese stocks.